SUBSEQUENT EVENTS	6 Months Ended
Feb. 28, 2021
Disclosure Of Nonadjusting Events After Reporting Period Abstract
SUBSEQUENT EVENTS [Text Block]

12.         SUBSEQUENT EVENTS

A notice to appeal the decision granting Waterberg JV Co. a mining right for the Waterberg Project was received by the Company on March 5, 2021. The notice was filed by a group of individual appellants from a local community.  The DMR granted the Waterberg Mining Right on January 28, 2021. The Company believes that all requirements specified under the Mineral and Petroleum Resources Development Act (“MPRDA”) have been complied with and that the DMR correctly issued the notice granting of the mining right.  According to the MPRDA, an appeal can be considered by the Minister of the DMR for determination within a 130-business day timeframe. Waterberg JV Co. has raised numerous defences against the appeal. Senior Counsel acting for Waterberg JV Co. is preparing a formal rebuttal to the appeal.  The Waterberg Mining Right was notarially executed on April 13, 2021 and currently remains active.